Consolidated Statements of Stockholders' Equity - USD ($)	Total	Common Stock [Member]	Additional Paid in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Non Controlling Interest [Member]
Balance at Dec. 31, 2015	$ 73,089,485	$ 21,600	$ 15,134,752	$ (262,900)	$ 6,401,235	$ 48,350,456	$ 3,444,342
Balance (In Shares) at Dec. 31, 2015		21,600,000
Issuance of common stock	7,957,100	$ 1,693	7,955,407	0	0	0	0
Issuance of common stock (in shares)		1,693,000
Issuance of common stock for service	0
Appropriation of retained earnings to statutory reserve fund	0	$ 0	0	0	60,553	(60,553)
Foreign currency translation adjustment	(5,448,209)	0	0	(5,209,796)	0	0	(238,413)
Net income (loss)	4,607,693	0	0	0	0	4,299,251	308,442
Stock issuance for minority interest buyback	0	$ 1,019	2,159,123	0	0	0	(2,160,142)
Stock issuance for minority interest buyback (in shares)		1,018,935
Gain on minority interest buyback	0	$ 0	1,354,229	0	0	0	(1,354,229)
Balance at Dec. 31, 2016	80,206,069	$ 24,312	26,603,511	(5,472,696)	6,461,788	52,589,154	0
Balance (In Shares) at Dec. 31, 2016		24,311,935
Issuance of common stock for service	0
Issuance of common stock for acquisition	6,500,000	$ 2,500	6,497,500
Issuance of common stock for acquisition (in shares)		2,500,000
Issuance of common stock for private placement	5,968,208	$ 1,891	5,966,317
Issuance of common stock for private placement (in shares)		1,891,307
Foreign currency translation adjustment	4,341,324			4,371,426			(30,102)
Net income (loss)	3,013,131					3,767,215	(754,084)
Noncontrolling interest through acquisition	9,583,646						9,583,646
Balance at Dec. 31, 2017	109,612,378	$ 28,703	39,067,328	(1,101,270)	6,461,788	56,356,369	8,799,460
Balance (In Shares) at Dec. 31, 2017		28,703,242
Issuance of common stock for service	243,000	$ 150	242,850
Issuance of common stock for service (in shares)		150,000
Foreign currency translation adjustment	(949,689)			(965,094)			15,405
Net income (loss)	1,079,998					1,976,767	(896,769)
Noncontrolling interest through acquisition	0
Balance at Dec. 31, 2018	$ 109,985,687	$ 28,853	$ 39,310,178	$ (2,066,364)	$ 6,461,788	$ 58,333,136	$ 7,918,096
Balance (In Shares) at Dec. 31, 2018		28,853,242